Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transaction [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

The following is a list of the related parties with whom the Group conducted significant transactions, and their relationship with the Group:

Related parties	Relationship
Fanhua Inc. (“Fanhua”)	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with the Group.
Fanhua Lianxing Insurance Sales Co., Ltd. (“Fanhua Lianxing”)	Subsidiary of Fanhua Inc.
Shenzhen Red Lake Shengchuang Investment LLP (“Shengchuang”)	Ultimately controlled by Mr. Tang Jianping who was a minority shareholder of Zhonghui which was a subsidiary of Puyi then. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. (“Jinhui”)	Mr. Tang Jianping is the executive partner of this entity. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Fanhua Yuntong Enterprise Management Advisory (Shenzhen) Co., Ltd. (“Fanhua Yuntong”)	Subsidiary of Fanhua Inc.

Related party transactions:

	Years ended June 30,
	Note	2020	2021	2022	2022
		RMB	RMB	RMB	US$
Loan provided to related parties
Shengchuang	a	718	-	-	-
Jinhui	b	119	-	-	-
Subtotal		837	-	-	-

Repayment of loan from related parties
Shengchuang	a	175	-	-	-
Jinhui	b	5	-	-	-
Subtotal		180	-	-	-

Other services
Insurance consulting service income accrued from Fanhua Lianxing	c	-	1,146	9,439	1,409
Insurance consulting service income received from Fanhua Lianxing	c	-	494	7,831	1,169
Trust consulting service income accrued from Fanhua Lianxing	d	-	-	1,425	213
Trust consulting service income received in advance from Fanhua Lianxing	d	-	-	3,010	449

Selling expense
Promotion expense accrued to Fanhua Yuntong	e	-	-	1,243	186
Promotion expense paid to Fanhua Yuntong	e	-	-	975	146

Notes

(a)	Zhonghui provided interest free loans to Shengchuang from December 2019 to June 2020. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

(b)	Zhonghui provided interest free loans to Jinhui from February 2020 to June 2020. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

(c)	Starting from January 2021, the Group cooperated with Fanhua Lianxing and provided insurance consulting service.

(d)	Starting from January 2022, the Group cooperated with Fanhua Lianxing and provided trust consulting service.

(e)	Starting from August 2021, the Group cooperated with Fanhua Yuntong and Fanhua Yuntong provided client referral service to us.

Amounts due from related parties:

	As of June 30,
	Note	2021	2022	2022
		RMB	RMB	US$

Fanhua Lianxing	c	721	2,895	432
Total		721	2,895	432

Advance receipts from related parties:

	As of June 30,
	Note	2021	2022	2022
		RMB	RMB	US$

Fanhua Lianxing	d	-	(1,500)	(224)
Total		-	(1,500)	(224)

Amount due to related parties:

	As of June 30,
	Note	2021	2022	2022
		RMB	RMB	US$

Fanhua Yuntong	e	-	(292)	(44)
Total		-	(292)	(44)